Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) (Southwestern Montana Financial Center, Inc.) - Southwestern Montana Financial Center, Inc. [Member]
12 Months Ended
Dec. 31, 2018
Office Equipment [Member]
Estimated useful life	5 years
Vehicles [Member]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Estimated useful life	7 years
Leasehold Improvements [Member]
Estimated useful life	15 years